Other operating expense - Schedule of Other Operating Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Non-capital exploration	$ (10,203)	$ (8,029)
Loss on sale of fixed assets (Note 16)	(6,257)	(1,198)
Malian regulatory settlement (Note 9)	0	(16,795)
Other	2,496	(3,082)
Other expense (Note 16)	$ (13,964)	$ (29,104)